Equity settled share-based payments	12 Months Ended
Jun. 30, 2021
Equity settled share-based payments
Equity settled share-based payments

32 Equity settled share-based payments

The Group has adopted two share-based compensation plans, namely, the 2018 Share Award Scheme, which was subsequently replaced by the 2020 Share Award Scheme, and the 2020 Option Plan.

(a) The 2018 and 2020 Share Award Scheme:

In August 2018, MINISO Guangzhou adopted a share award scheme (the “2018 Share Award Scheme”) with the purpose of attracting, motivating, retaining and rewarding certain key management personnel and employees of the Group. Under the 2018 Share Award Scheme, restricted shares of MINISO Guangzhou may be awarded to selected employees (the “Selected Employees”).

Unless terminated earlier by the board of directors, the 2018 Share Award Scheme will be valid and effective for a term of 10 years starting on August 24, 2018. The aggregate nominal value of the shares awarded under the 2018 Share Award Scheme shall not exceed 11.37% of the registered capital of MINISO Guangzhou at August 24, 2018, which are converted into 15,863,339 restricted shares in total and each restricted share is equivalent to RMB1 of the paid-in capital of MINISO Guangzhou. Upon completion of Investor Shareholders’ acquisition of equity interests in MINISO Guangzhou (see Note 30), the above upper limit of aggregate nominal value of the shares awarded changed to 10.15% of the registered capital of MINISO Guangzhou.

On August 27, 2018, the board of directors of MINISO Guangzhou approved the grant of 12,130,664 restricted shares to selected employees at an exercise price of RMB1.79 per share. According to the scheme, 40% of these restricted shares were immediately vested on the grant date, 30% would vest on the 1st anniversary of the grant date and the remaining 30% would vest on the 2nd anniversary of the grant date, on the condition that employees remain in service without any performance requirements (“Specified Service Period”). In addition, if the employees leave the Group before the consummation of a qualified initial public offering (“IPO”) of MINISO Guangzhou, the awarded shares will be forfeited. The forfeited shares will be purchased back by a shareholder designated by MINISO Guangzhou at the original exercise price, and if applicable, plus 10% per annum interest, and could be reallocated in the subsequent grants at the discretion of MINISO Guangzhou. That is, the actual length of vesting period of the restricted shares is subject to an IPO condition. The Group considered that an IPO was probable to incur after the Specified Service Period and recognized the share compensation expenses over the estimated actual vesting period, which is based on an estimate of when an IPO will incur.

The 2018 Share Aware Scheme was administered by four special purpose vehicles, which were consolidated (see Note 31(b)(v)).

Dividends of RMB19,664,000 related to unvested shares were declared by MINISO Guangzhou and were paid in December 2019. These non-forfeitable dividends paid during the unvested period were recognized as employee compensation expenses in the consolidated statement of profit or loss during the year ended June 30, 2020 (see Note 8(i)).

During the Reorganization as discussed in Note 1, the Company was established as the new holding company of the Group. As part of the Reorganization, the 2018 Share Award Scheme adopted by MINISO Guangzhou was replaced in its entirety by a share award scheme adopted by the Company on January 7, 2020 (the “2020 Share Award Scheme”), pursuant to which the restricted shares of MINISO Guangzhou granted to the previous Selected Employees were replaced by the restricted shares of the Company awarded to the same Selected Employees. The terms of the restricted shares of the Company granted to the same Selected Employees are substantially consistent with the 2018 Share Award Scheme, except that Specified Service Period of the remaining 30% restricted shares held by the employees other than key management personnel was extended as one-third (1/3) of the 30% restricted shares would vest on each of the 2nd, 3rd and 4th anniversary of the original grant date, respectively (“Extended Specified Service Period”). The IPO condition remained unchanged. The Extended Specified Service Period is not beneficial to employees. The Group considered that an IPO was probable to incur and recognized the share compensation expenses over the estimated actual vesting period, which is based on the estimate of when an IPO will incur or the Specified Service Period, whichever is longer.

The 2020 Share Aware Scheme was administered by twelve new special purpose vehicles, which were consolidated (see Note 31(b)(v)).

Unless terminated earlier by the board of directors, the 2020 Share Award Scheme will be valid and effective for a term of 103 months starting on January 7, 2020.

To give the participants the same proportion of the share capital of the Company as that they were entitled to before the replacement of the 2018 Share Award Scheme, each restricted share under the 2018 Share Award Scheme, which is equivalent to RMB1 of the paid-in capital of MINISO Guangzhou, were split into 7 restricted shares of the Company (“restricted share split”). Hence, under the 2020 Share Award Scheme, the aggregate number of shares awarded shall not exceed 111,043,373 shares, representing 10.15% of share capital of the Company. Pro-rata adjustments have also been made to the exercise price per share of awarded shares of the Company, which was adjusted to be USD0.036 per share accordingly.

During the year ended June 30, 2021, 18,457,325 shares were released from the 2020 Share Award Scheme and the aggregate number of shares awarded under the 2020 Share Award Scheme thus shall not exceed 92,586,048 shares.

Movements in the number of restricted shares granted to employees and the respective weighted-average grant date fair value are as follows:

				Weighted-
				average
		Weighted-		grant date
		average		fair value
	Number of	exercise price		per
	restricted	per restricted		restricted
	shares	share		share
Outstanding as of July 1, 2018	—		—	—
Granted during the year	12,130,664	RMB	1.79	53.67
Forfeited during the year	—		—	—
Outstanding as of June 30, 2019	12,130,664	RMB	1.79	53.67

Outstanding as of July 1, 2019	12,130,664	RMB	1.79	53.67
Granted during the year	—		—	—
Forfeited under the 2018 Share Award Scheme	(784,200)	RMB	1.79	53.67
Effect of restricted share split	68,078,784		—	—
Forfeited under the 2020 Share Award Scheme	(201,229)	USD	0.036	7.67
Outstanding as of June 30, 2020	79,224,019	USD	0.036	7.67

Outstanding as of July 1, 2020	79,224,019	USD	0.036	7.67
Granted during the year	—		—	—
Vested during the year	(71,132,744)	USD	0.036	7.67
Forfeited during the year	(2,335,487)	USD	0.036	7.67
Outstanding as of June 30, 2021	5,755,788	USD	0.036	7.67

The weighted-average remaining contract life for the outstanding restricted shares granted was 97 and 85 months as of June 30, 2020 and 2021, respectively.

The fair value of restricted shares per share and aggregate fair value of restricted shares at the date of grant on August 27, 2018 were RMB53.67 and RMB651,053,000, respectively. The fair value of restricted shares at the grant date was determined by reference to the fair value of the equity interest of MINISO Guangzhou. The Group has used the discounted cash flow method to determine the underlying equity fair value of MINISO Guangzhou. Key assumptions used in determining the fair value are as follows:

Weighted average cost of capital	15.1%
Risk-free interest rate	3.0%
DLOM	31.3%
Expected volatility	N/A

Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statements of profit or loss for aforementioned share-based awards granted to the Group’s employees were RMB122,058,000, RMB316,229,000 and RMB 155,171,000 for the years ended June 30, 2019, 2020 and 2021, respectively.

The extension of Specified Service Period on January 7, 2020 was not beneficial to the employees and accordingly the Group has not taken the modification into account and continued to measure the compensation expense based on the original grant date fair value.

(b)	The 2020 Option Plan

In January 2020, a share option scheme (the “2020 Option Plan”) was approved by the board of directors of the Company. Unless extra approval is made by the board of directors, the options will be exercisable only if option holder continues employment or provide services through each vesting date. Under the 2020 Option Plan, the aggregate number of shares for exercise of options shall not exceed 31,618,125 shares.

On January 16, 2020, the board of directors approved the grant of options to purchase an aggregate of 11,350,000 ordinary shares of the Company to certain employees of the Group at an exercise price of US$0.036 per share.

On September 27, 2020, the board of directors approved the grant of options to purchase aggregate of 4,703,500 ordinary shares of the Company to certain employees of the Group at an exercise price of US$0.036 per share.

Each of 20% of the above options granted will vest on the 1st trading day following each of the 1st, 2nd, 3rd, 4th and 5th anniversary of the grant date, respectively, on the condition that employees remain in service without any performance requirements. The options lapse on the tenth anniversary of the grant date.

The option activities during the years ended June 30, 2020 and 2021 are summarized as follows:

			Weighted-
		Weighted-	average
	Number of	average	grant date
	options	exercise price	fair value
		US$ per share	US$ per share
Outstanding at July 1, 2019	—	—	—
Granted	11,035,000	0.036	3.08
Forfeited	(21,000)	0.036	3.08
Outstanding at June 30, 2020	11,014,000	0.036	3.08
Exercisable at June 30, 2020	—	—	—
Non-vested at June 30, 2020	11,014,000	0.036	3.08

Outstanding at July 1, 2020	11,014,000	0.036	3.08
Granted	4,703,500	0.036	4.89
Exercised	(747,664)	0.036	3.08
Forfeited	(2,569,000)	0.036	3.10
Outstanding at June 30, 2021	12,400,836	0.036	3.71
Exercisable at June 30, 2021	1,128,336	0.036	3.08
Non-vested at June 30, 2021	11,272,500	0.036	3.78

The fair value of options was determined using the binominal option-pricing model. Assumptions used in the binominal option-pricing model are presented below:

	Grant date
	January 16,	September 27,
	2020	2020
Fair value per share	US$3.08	US$4.89
Risk-free interest rate	1.8%	0.6%
Expected dividend yield	0%	0%
Expected volatility	33.2%	35.0%
Expected multiples	2.2 - 2.8	2.2
Contractual life	10 years	9.3 years

The expected volatility is based on the historical volatility of selected comparable companies in the period of the expected life of the share options. Expected dividend yield is estimated based on the Company’s expected dividend policy over the expected life of the options.

The fair value of options granted on January 16, 2020 and September 27, 2020 were US$33,985,000 (equivalent to RMB233,841,000) and US$23,019,000 (equivalent to RMB156,808,000), respectively. Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statements of income for the above options granted to the Group’s employees were RMB48,151,000 and RMB126,148,000 for the years ended June 30, 2020 and 2021, respectively.